Key management personnel (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Summary of Key Management Personnel
Key management personnel compensation comprises:

	2020	2019	2018
	US$	US$	US$
Short-term employee benefits	12,564,637	11,557,506	13,190,838
Post-employment benefits	1,172,727	1,490,716	1,506,108
Share-based payments	13,514,588	15,821,972	13,356,657

Total	27,251,952	28,870,194	28,053,603